Lease commitments	12 Months Ended
Mar. 31, 2013
Lease commitments

21. Lease commitments:

NIDEC leases certain assets under capital lease and operating lease arrangements. An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31
Class of property	2012	2013
Machinery and equipment	¥3,091	¥6,950
Other leased assets	112	65
Less—Accumulated amortization	(2,152)	(1,345)

	¥1,051	¥5,670

Amortization expenses under capital leases for the years ended March 31, 2011, 2012 and 2013 were ¥1,039 million, ¥835 million and ¥524 million, respectively.

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2013 are as follows:

Yen in millions
Year ending March 31:
2014	¥1,775
2015	1,664
2016	1,666
2017	539
2018	539
2019 and thereafter	21

Total minimum lease payments	6,204
Less—Amount representing interest	(577)

Present value of net minimum lease payments	5,627
Less—Current obligations	(1,540)

Long-term capital lease obligations	¥4,087

Nidec Corporation entered into a sale-leaseback transaction for certain machinery and equipment with third-party financial institutions in the amount of approximately ¥4,107 million of cash proceeds. As the present value of the minimum lease payments was more than 90% of the fair market value of the asset on the leaseback transaction, Nidec Corporation is accounting for the transaction as a capital lease.

Rental expenses under operating leases for the years ended March 31, 2011, 2012 and 2013 were ¥1,472 million, ¥1,526 million and ¥2,719 million, respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2013 are as follows:

Yen in millions
Year ending March 31:
2014	¥2,237
2015	1,581
2016	1,336
2017	1,074
2018	927
2019 and thereafter	2,543

Total minimum future rentals	¥9,698

NIDEC is a lessor in direct financing leases and operating leases for which a portion of the land, office and manufacturing facilities is subleased over various terms. The direct financing leases did not have a material impact on our consolidated financial position or results of operations.

Rental revenues under operating leases for the years ended March 31, 2011, 2012 and 2013 were ¥376 million, ¥373 million and ¥412 million, respectively.

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms as of March 31, 2013 are as follows:

Yen in millions
Year ending March 31:
2014	¥161
2015	22
2016	22
2017	22
2018	22
2019 and thereafter	22

Total minimum future rentals	¥271